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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             155 North Wacker Drive
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700


                                              March 29, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:      Van Kampen Growth and Income Fund
         Post-Effective Amendment No. 94 to the
         Registration Statement on Form N-1A
         Rule 485(b) Filing (File Nos. 2-21657
         and 811-1228)


Ladies and Gentlemen:


     Van Kampen Growth and Income Fund (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act"), and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

     Pursuant to Rule 485(b)(4) promulgated under the 1933 Act, the undersigned hereby represents that this amendment to the Registration Statement does not contain any disclosures that render it ineligible to become effective under paragraph (b) of Rule 485.

     Should the staff have any questions regarding the foregoing, please call Kim Lombardo at (312) 407-0768 or Elisa Mitchell at (630) 684-6724.


                                                     Very truly yours,

                                                     /s/ Charles B. Taylor
                                                     --------------------------
                                                     Charles B. Taylor